Leases - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Additions to right-of-use assets	R$ 15,838	R$ (11,555)
Cash outflow for leases	R$ 24,440	R$ 21,790	R$ 20,141
Bottom of range [member]
Statements [Line Items]
Lease Term	5 years
Top of range [member]
Statements [Line Items]
Lease Term	10 years